MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2017
MARKETABLE SECURITIES

NOTE 9. MARKETABLE SECURITIES – CURRENT

Marketable securities – current consist of the following:

	December 31
(in US$ thousands)	2016	2017
Equity securities, classified as available-for-sale	$3	$—

As of December 31, 2016 and 2017, the balances of unrealized gains for marketable securities - current were $2 thousand and $0, respectively. During 2015, 2016 and 2017, realized gains from the disposal of marketable securities - current amounted to $14.1 million, $0 thousand, and $2 thousand, respectively. The costs for calculating gains on disposal were based on each security’s average cost.

Noncurrent Assets
MARKETABLE SECURITIES

NOTE 12. MARKETABLE DEBT SECURITIES – NONCURRENT

Our Company’s marketable securities - noncurrent were invested in convertible preferred shares and were classified as available-for-sale securities. As of December 31, 2016 and 2017, there was no marketable securities-noncurrent.

We had considered and determined whether our investments in preferred shares were in-substance common shares which should be accounted for under the equity method. Given that our convertible preferred shares had substantive redemption rights and thus did not meet the criteria of in-substance common shares, we had accounted for them as debt securities.

During 2015, realized gains (losses) from the disposal of marketable securities - non-current amounted to $5.8 million. Gains (losses) on disposal were calculated based on the security’s average cost.